Employee benefit plans	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018
Employee benefit plans
Employee benefit plans

10. Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2018, FMCH did not have a minimum funding requirement. For the first six months of 2018, the Company voluntarily provided €504 to the defined benefit plan. For the remaining period of 2018, the Company expects further voluntarily contributions of €546.

The following table provides the calculations of net periodic benefit cost for the three and six months ended June 30, 2018 and 2017, respectively.

Net periodic benefit cost
in € THOUS
	For the three months ended June 30,		For the six months endedJune 30,
	2018	2017	2018	2017

Service cost	6.838	7.063	13.632	14.170
Net interest cost	3.240	2.753	6.448	5.538
Net periodic benefit costs	10.078	9.816	20.080	19.708

10. Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2018, FMCH did not have a minimum funding requirement. For the first six months of 2018, the Company voluntarily provided €504 to the defined benefit plan. For the remaining period of 2018, the Company expects further voluntarily contributions of €546.

The following table provides the calculations of net periodic benefit cost for the three and six months ended June 30, 2018 and 2017, respectively.

Net periodic benefit cost
in € THOUS
	For the three months ended June 30,		For the six months endedJune 30,
	2018	2017	2018	2017

Service cost	6.838	7.063	13.632	14.170
Net interest cost	3.240	2.753	6.448	5.538
Net periodic benefit costs	10.078	9.816	20.080	19.708